SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

MARCH 31, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.3%

Communication Services – 2.3%
Diversified Telecommunication Services - 1.2%
Bandwidth Cl. A [1]	157,820	$20,002,107
Cogent Communications Holdings [2]	11,448	787,165
Liberty Latin America Cl. C [1,2]	319,528	4,147,473
		24,936,745
Entertainment - 0.3%
IMAX Corporation [1]	350,000	7,035,000
Marcus Corporation (The) [1]	6,051	120,959
World Wrestling Entertainment Cl. A	5,957	323,227
		7,479,186
Interactive Media & Services - 0.6%
Enthusiast Gaming Holdings [1]	81,250	603,864
Eventbrite Cl. A [1]	377,900	8,374,264
QuinStreet [1,2,3]	199,354	4,046,886
		13,025,014
Media - 0.2%
AMC Networks Cl. A [1]	9,844	523,307
comScore [1,2]	404,910	1,481,971
Gannett Company [1]	113,777	612,120
Meredith Corporation [1]	27,849	829,343
		3,446,741
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications	8,445	412,200
Total		49,299,886

Consumer Discretionary – 11.5%
Auto Components - 2.3%
Cooper Tire & Rubber	11,799	660,508
Cooper-Standard Holdings [1]	892	32,397
Dorman Products [1,2]	31,800	3,263,952
Fox Factory Holding Corporation [1]	1,000	127,060
Gentex Corporation [2]	150,660	5,374,042
LCI Industries [2]	120,495	15,939,079
Motorcar Parts of America [1]	11,274	253,665
Patrick Industries [2]	252,532	21,465,220
Standard Motor Products [2]	5,794	240,915
Superior Industries International [1]	30,572	173,649
		47,530,487
Automobiles - 0.0%
Winnebago Industries	5,800	444,918
Distributors - 0.2%
Core-Mark Holding Company [2]	8,226	318,264
LKQ Corporation [1,2]	99,100	4,194,903
		4,513,167
Diversified Consumer Services - 0.3%
American Public Education [1]	20,401	726,888
Perdoceo Education [1]	47,739	570,958
Regis [1]	33,660	422,770
Universal Technical Institute [1]	639,032	3,731,947
		5,452,563
Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	80,205	823,706
Denny's Corporation [1]	30,000	543,300
Hilton Grand Vacations [1]	260,100	9,751,149
Hyatt Hotels Cl. A [1]	2,729	225,688
Lindblad Expeditions Holdings [1,2]	373,700	7,062,930
Red Robin Gourmet Burgers [1]	1,543	61,550
Ruth's Hospitality Group [1]	19,871	493,397
Scientific Games [1]	293,300	11,297,916
		30,259,636
Household Durables - 0.4%
Cavco Industries [1,2,3]	14,700	3,316,467
Century Communities [1]	7,624	459,879
Ethan Allen Interiors [2]	22,059	609,049
Helen of Troy [1]	1,000	210,660
La-Z-Boy	27,364	1,162,423
Meritage Homes [1]	17,412	1,600,511
Skyline Champion [1]	13,900	629,114
		7,988,103
Internet & Direct Marketing Retail - 0.5%
Magnite [1]	10,200	424,422
PetMed Express	2,420	85,123
Shutterstock	15,931	1,418,496
Stamps.com [1]	38,323	7,645,822
		9,573,863
Leisure Products - 1.1%
Brunswick Corporation	231,600	22,087,692
Johnson Outdoors Cl. A	1,990	284,073
MasterCraft Boat Holdings [1]	36,368	967,025
Sturm, Ruger & Company	2,017	133,263
YETI Holdings [1]	4,772	344,586
		23,816,639
Multiline Retail - 0.0%
Big Lots	11,018	752,529
Specialty Retail - 4.1%
America's Car-Mart [1,2,3]	108,300	16,501,671
Asbury Automotive Group [1]	20,013	3,932,555
AutoCanada [1]	1,058,500	25,773,932
Barnes & Noble Education [1]	14,332	116,663
Buckle (The)	37,392	1,468,758
Caleres	3,803	82,905
Camping World Holdings Cl. A [2,3]	348,913	12,693,455
CarMax [1]	7,000	928,620
Cato Corporation (The) Cl. A [1]	40,302	483,624
Chico's FAS [1]	10,856	35,933
Children's Place (The) [1]	1,559	108,662
Genesco [1]	4,412	209,570
Haverty Furniture	13,902	517,015
Hibbett Sports [1]	13,132	904,664
MarineMax [1]	9,402	464,083
Michaels Companies (The) [1]	164,595	3,611,214
ODP [1]	14,423	624,372
OneWater Marine Cl. A [1]	331,300	13,238,748
Rent-A-Center	24,823	1,431,294
Shoe Carnival [2]	13,647	844,476
Sleep Number [1]	10,764	1,544,526
Zumiez [1]	23,250	997,425
		86,514,165
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group [1]	24,253	730,985
J G Boswell Company [4]	3,940	2,809,220
Kontoor Brands	7,130	346,019
Levi Strauss & Co. Cl. A	21,004	502,206
Movado Group	13,936	396,479
Ralph Lauren Cl. A [1]	105,400	12,981,064
Steven Madden	22,890	852,881
Vera Bradley [1]	37,657	380,336
Wolverine World Wide [2]	100,512	3,851,620
		22,850,810
Total		239,696,880

Consumer Staples – 1.2%
Food & Staples Retailing - 0.0%
SpartanNash Company	28,020	550,033
Food Products - 0.7%
John B. Sanfilippo & Son	4,537	410,009
Nomad Foods [1,2,3]	143,600	3,943,256
Seneca Foods Cl. A [1]	215,620	10,153,546
Tootsie Roll Industries [2]	7,251	240,225
		14,747,036
Household Products - 0.1%
Central Garden & Pet [1]	28,404	1,647,716
Spectrum Brands Holdings	7,248	616,080
WD-40 Company	493	150,947
		2,414,743
Personal Products - 0.4%
Inter Parfums [2]	97,965	6,948,657
USANA Health Sciences [1]	2,925	285,480
		7,234,137
Tobacco - 0.0%
Universal Corporation	6,700	395,233
Vector Group	18,389	256,527
		651,760
Total		25,597,709

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	503,807
Eagle Point Income	44	671
Total		504,478

Energy – 3.5%
Energy Equipment & Services - 2.1%
Aspen Aerogels [1]	20,350	413,919
Bristow Group [1]	238,278	6,166,635
Computer Modelling Group	1,333,624	6,101,964
DMC Global [1]	1,983	107,598
Helmerich & Payne [2]	126,339	3,406,099
KLX Energy Services Holdings [1]	2,388	38,280
Newpark Resources [1]	67,354	211,491
Oil States International [1]	18,753	113,081
Pason Systems	1,807,734	12,773,675
ProPetro Holding Corp. [1]	40,816	435,099
RPC [1]	115,746	625,028
TGS-NOPEC Geophysical	787,460	12,544,083
		42,936,952
Oil, Gas & Consumable Fuels - 1.4%
Bonanza Creek Energy [1]	37,101	1,325,619
Callon Petroleum [1]	941	36,275
Cimarex Energy	110,600	6,568,534
CONSOL Energy [1]	90,400	878,688
Diamondback Energy	5,775	424,405
Dorchester Minerals L.P. [2]	279,148	3,813,162
Dorian LPG [1]	394,936	5,185,510
EQT Corporation [1]	377,200	7,008,376
Renewable Energy Group [1]	6,252	412,882
REX American Resources [1]	2,871	241,652
Talos Energy [1]	13,626	164,057
World Fuel Services [2]	100,913	3,552,137
		29,611,297
Total		72,548,249

Financials – 14.1%
Banks - 3.3%
Ameris Bancorp	15,274	802,038
Bank of N.T. Butterfield & Son [2]	258,416	9,876,659
BankUnited	12,675	557,066
Boston Private Financial Holdings	40,728	542,497
Cadence Bancorporation Cl. A	15,397	319,180
Canadian Western Bank	279,500	7,114,828
Central Pacific Financial	2,878	76,785
CIT Group	22,000	1,133,220
Customers Bancorp	25,017	796,041
Dime Community Bancshares	1,669	50,304
Eagle Bancorp	24,891	1,324,450
Farmers & Merchants Bank of Long Beach [4]	416	3,214,016
Fauquier Bankshares [2]	160,800	3,421,824
FB Financial	1,212	53,886
First BanCorp.	86,042	968,833
First Bancshares (The)	19,164	701,594
First Citizens BancShares Cl. A	17,919	14,976,163
First Commonwealth Financial	8,368	120,248
First Financial Bancorp	57,184	1,372,416
First Hawaiian	18,617	509,547
First Midwest Bancorp	25,714	563,394
German American Bancorp	11,559	534,257
Glacier Bancorp	6,703	382,607
Great Western Bancorp	20,682	626,458
Hanmi Financial	35,160	693,707
HarborOne Bancorp	63,400	853,998
HBT Financial	40,400	691,648
Home BancShares	22,327	603,945
HomeTrust Bancshares	23,700	577,095
Independent Bank Group	8,401	606,888
National Bank Holdings Cl. A	10,132	402,038
Origin Bancorp	14,464	613,418
Pacific Premier Bancorp	14,212	617,369
Preferred Bank	18,579	1,183,111
Prosperity Bancshares	1,488	111,436
Signature Bank	2,468	558,015
Simmons First National Cl. A	3,466	102,836
Triumph Bancorp [1]	32,050	2,480,349
United Community Banks	2,863	97,686
Webster Financial [2]	142,300	7,842,153
Wintrust Financial	11,000	833,800
		68,907,803
Capital Markets - 5.9%
Ares Management Cl. A [2,3]	187,200	10,488,816
Artisan Partners Asset Management Cl. A [2]	65,330	3,408,266
ASA Gold and Precious Metals	199,821	3,986,449
Ashmore Group	548,400	2,959,077
Barings BDC	191,594	1,912,108
Blucora [1]	5,600	93,184
Bolsa Mexicana de Valores	1,723,106	3,469,058
BrightSphere Investment Group	22,293	454,331
Donnelley Financial Solutions [1]	13,973	388,869
Fiera Capital Cl. A	33,600	266,565
Focus Financial Partners Cl. A [1,2]	50,000	2,081,000
GCM Grosvenor Cl. A	1,291,237	15,365,720
Golub Capital BDC	2,354	34,416
Houlihan Lokey Cl. A [2]	59,230	3,939,387
Lazard Cl. A [2]	134,435	5,849,267
Moelis & Company Cl. A	21,000	1,152,480
Morningstar [2]	58,700	13,209,848
Oaktree Specialty Lending	5,526	34,261
Open Lending [1]	361,300	12,797,246
Portman Ridge Finance	32,829	70,911
Rothschild & Co [1]	50,293	1,816,541
SEI Investments [2]	306,400	18,668,952
Silvercrest Asset Management Group Cl. A	21,168	304,396
Sprott	256,480	9,743,260
Tel Aviv Stock Exchange	332,179	2,046,869
TMX Group	76,000	7,897,541
Waddell & Reed Financial Cl. A	55,147	1,381,432
		123,820,250
Consumer Finance - 0.1%
Enova International [1]	47,708	1,692,680
Diversified Financial Services - 0.6%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	1,111,238
Compass Diversified Holdings	28,065	649,705
ECN Capital	1,023,900	6,379,515
Equitable Holdings	65,000	2,120,300
Onex Corporation	9,200	572,191
Waterloo Investment Holdings [1,5]	2,972,000	743,000
		11,575,949
Insurance - 2.9%
Alleghany Corporation [1]	350	219,202
Ambac Financial Group [1]	53,000	887,220
American Equity Investment Life Holding	23,378	737,108
AMERISAFE	13,723	878,272
Assured Guaranty	84,171	3,558,750
Axis Capital Holdings	11,275	558,902
E-L Financial	21,650	15,935,585
Employers Holdings	13,509	581,698
Erie Indemnity Cl. A	28,200	6,229,662
Fidelity National Financial	446	18,134
First American Financial	40,397	2,288,490
Independence Holding Company [2]	170,023	6,775,417
Kinsale Capital Group	45,900	7,564,320
ProAssurance Corporation [2]	254,503	6,810,500
ProSight Global [1]	103,410	1,302,966
RenaissanceRe Holdings	1,974	316,334
RLI Corp. [2]	43,490	4,852,179
Safety Insurance Group	5,652	476,181
SiriusPoint [1]	10,476	106,541
Stewart Information Services	19,804	1,030,402
Universal Insurance Holdings	20,104	288,291
		61,416,154
Investment Companies - 0.4%
ACE Convergence Acquisition Cl. A [1]	487,150	4,856,885
Jaws Acquisition (Units) [1]	150,000	2,244,000
		7,100,885
Thrifts & Mortgage Finance - 0.9%
Axos Financial [1,2]	34,267	1,610,892
Essent Group	10,000	474,900
Flagstar Bancorp	36,783	1,658,913
Meridian Bancorp [2]	82,500	1,519,650
Meta Financial Group	1,848	83,733
Mr. Cooper Group [1]	3,189	110,850
NMI Holdings Cl. A [1]	109,149	2,580,282
Provident Bancorp	63,200	910,080
Provident Financial Services	4,035	89,900
Sagen MI Canada	48,895	1,690,529
Territorial Bancorp	9,300	246,078
Timberland Bancorp [2]	274,457	7,632,649
TrustCo Bank Corp NY	53,519	394,435
Walker & Dunlop	5,389	553,666
		19,556,557
Total		294,070,278

Health Care – 6.1%
Biotechnology - 0.9%
Acorda Therapeutics [1]	2,148	10,461
Anika Therapeutics [1]	9,391	383,059
Catalyst Pharmaceuticals [1]	67,210	309,838
Coherus BioSciences [1]	12,106	176,869
Eagle Pharmaceuticals [1]	13,959	582,649
Emergent BioSolutions [1]	830	77,115
Enanta Pharmaceuticals [1]	5,932	292,566
PureTech Health [1]	78,700	433,441
United Therapeutics [1]	33,000	5,519,910
Vanda Pharmaceuticals [1]	37,422	562,078
Zealand Pharma [1]	326,857	10,336,580
		18,684,566
Health Care Equipment & Supplies - 3.3%
Atrion Corporation	8,296	5,320,308
BioLife Solutions [1]	72,700	2,617,200
Cutera [1]	14,500	435,725
Haemonetics Corporation [1]	75,000	8,325,750
Hill-Rom Holdings	1,081	119,429
Inogen [1]	8,200	430,664
Integer Holdings [1,2]	42,400	3,905,040
Masimo Corporation [1,2]	20,000	4,593,200
Meridian Bioscience [1]	241,446	6,337,957
Mesa Laboratories [2,3]	56,160	13,674,960
Natus Medical [1]	10,000	256,100
Neogen Corporation [1,2]	1,081	96,090
OraSure Technologies [1]	15,305	178,609
Orthofix Medical [1]	6,097	264,305
SmileDirectClub Cl. A [1]	1,093,088	11,269,737
STAAR Surgical [1]	5,150	542,862
Surmodics [1,2]	161,000	9,027,270
Vapotherm [1]	67,200	1,614,144
		69,009,350
Health Care Providers & Services - 1.1%
Community Health Systems [1]	790,000	10,680,800
CorVel Corporation [1]	2,410	247,242
Ensign Group (The)	5,810	545,210
Hims & Hers Health Cl. A [1]	640,000	8,467,200
Magellan Health [1]	10,124	943,962
MEDNAX [1]	18,067	460,167
ModivCare [1]	2,652	392,814
RadNet [1]	4,582	99,659
Sharps Compliance [1]	54,300	780,291
Tivity Health [1]	1,622	36,203
U.S. Physical Therapy	5,188	540,071
		23,193,619
Health Care Technology - 0.3%
Computer Programs and Systems [1]	9,089	278,123
HealthStream [1]	18,536	414,094
NextGen Healthcare [1]	19,477	352,534
Schrodinger [1]	6,250	476,813
Simulations Plus	71,368	4,513,312
		6,034,876
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories Cl. A [1]	6,331	3,616,077
Bio-Techne [2,3]	11,213	4,282,581
Harvard Bioscience [1]	28,750	156,975
Medpace Holdings [1]	568	93,181
		8,148,814
Pharmaceuticals - 0.1%
Aerie Pharmaceuticals [1]	7,650	136,706
Assertio Holdings [1]	27,224	18,580
Corcept Therapeutics [1]	49,851	1,185,955
Innoviva [1]	76,172	910,255
Lannett Company [1]	52,692	278,214
Supernus Pharmaceuticals [1]	29,837	781,133
		3,310,843
Total		128,382,068

Industrials – 24.4%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings	8,464	397,469
AeroVironment [1]	4,150	481,649
Ducommun [1,2]	79,100	4,746,000
HEICO Corporation [2]	51,030	6,419,574
HEICO Corporation Cl. A [2]	68,333	7,762,629
Magellan Aerospace	893,092	7,330,504
National Presto Industries	5,652	576,900
Park Aerospace	40,820	539,640
Vectrus [1]	17,550	937,872
Virgin Galactic Holdings [1,2]	161,918	4,959,548
		34,151,785
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings [1]	8,044	486,179
Echo Global Logistics [1]	21,570	677,514
Forward Air [2]	65,112	5,782,597
Hub Group Cl. A [1]	2,184	146,939
		7,093,229
Airlines - 0.3%
Sun Country Airlines Holdings [1]	214,071	7,338,354
Building Products - 1.1%
American Woodmark [1]	2,467	243,197
Apogee Enterprises	16,733	684,045
Builders FirstSource [1]	69,475	3,221,556
Burnham Holdings Cl. B [4]	36,000	470,880
CSW Industrials	44,700	6,034,500
Gibraltar Industries [1]	11,760	1,076,158
Insteel Industries	18,774	578,990
PGT Innovations [1]	9,638	243,360
Quanex Building Products	48,203	1,264,365
Simpson Manufacturing [2]	29,462	3,056,093
UFP Industries	69,172	5,246,004
		22,119,148
Commercial Services & Supplies - 1.2%
ABM Industries	14,902	760,151
Brink's Company (The)	5,735	454,384
CompX International Cl. A [2]	211,100	3,801,911
Deluxe Corporation	8,527	357,793
Healthcare Services Group	6,751	189,231
Heritage-Crystal Clean [1,2]	100,106	2,715,876
Kimball International Cl. B [2]	167,388	2,343,432
Pitney Bowes	34,416	283,588
Ritchie Bros. Auctioneers [2]	35,200	2,060,960
Tetra Tech	1,895	257,189
UniFirst Corporation	32,871	7,353,571
US Ecology [1]	713	29,689
Vidler Water Resouces [1,2,3]	406,960	3,621,944
		24,229,719
Construction & Engineering - 3.8%
APi Group [1]	353,500	7,310,380
Arcosa [2]	160,678	10,458,531
Comfort Systems USA [2]	68,999	5,159,055
EMCOR Group	29,300	3,286,288
IES Holdings [1,2]	490,399	24,721,013
Infrastructure and Energy Alternatives [1]	600,000	9,780,000
Matrix Service [1]	30,381	398,295
MYR Group [1]	6,455	462,630
Northwest Pipe [1]	15,421	515,370
Valmont Industries [2]	69,361	16,485,029
		78,576,591
Electrical Equipment - 0.9%
AZZ	26,773	1,348,021
Encore Wire	22,866	1,534,995
GrafTech International	19,417	237,470
LSI Industries	814,857	6,950,730
Powell Industries [2]	101,805	3,448,135
Preformed Line Products [2]	91,600	6,297,500
Sensata Technologies Holding [1]	1,500	86,925
		19,903,776
Industrial Conglomerates - 0.6%
Carlisle Companies	8,519	1,402,057
Raven Industries [1,2]	278,525	10,675,863
		12,077,920
Machinery - 8.3%
Albany International Cl. A	2,370	197,824
Allison Transmission Holdings	5,300	216,399
Astec Industries	705	53,171
ATS Automation Tooling Systems [1]	20,300	427,581
Barnes Group	1,345	66,631
CIRCOR International [1]	460,752	16,043,385
Colfax [1,2]	436,492	19,122,715
Crane Company	6,061	569,188
ESCO Technologies [2]	53,380	5,812,548
Franklin Electric [2]	75,561	5,964,785
Greenbrier Companies (The)	11,186	528,203
Helios Technologies [2]	192,514	14,028,495
Hillenbrand	21,346	1,018,418
Hurco Companies	22,800	804,840
John Bean Technologies [2]	132,631	17,685,018
Kadant [2]	127,289	23,549,738
Lincoln Electric Holdings [2]	52,600	6,466,644
Lindsay Corporation [2,3]	112,000	18,661,440
Lydall [1]	17,784	600,032
Meritor [1]	34,010	1,000,574
Middleby Corporation (The) [1]	78,600	13,027,950
Miller Industries	23,150	1,069,298
Mueller Industries	39,277	1,624,104
NN [1]	308,700	2,182,509
Nordson Corporation [2]	15,796	3,138,349
Standex International	624	59,636
Tennant Company [2]	80,500	6,431,145
Wabash National	75,067	1,411,260
Watts Water Technologies Cl. A [2]	55,000	6,534,550
Woodward [2,3]	48,500	5,850,555
		174,146,985
Marine - 0.8%
Clarkson	376,686	14,280,723
Kirby Corporation [1,2]	41,200	2,483,536
		16,764,259
Professional Services - 3.3%
Exponent [2]	96,000	9,355,200
Forrester Research [1,2,3]	124,597	5,292,880
Heidrick & Struggles International	53,986	1,928,380
Jacobs Engineering Group [2]	33,500	4,330,545
KBR [2]	647,400	24,853,686
Kelly Services Cl. A [1]	7,419	165,221
Korn Ferry [2]	85,864	5,355,338
ManpowerGroup [2,3]	9,300	919,770
ManTech International Cl. A	3,384	294,239
Morneau Shepell	17,500	461,069
Resources Connection	47,238	639,602
TrueBlue [1,2]	50,401	1,109,830
Upwork [1]	300,000	13,431,000
		68,136,760
Road & Rail - 1.0%
ArcBest	25,461	1,791,691
Landstar System [2]	113,442	18,724,737
Saia [1,2]	2,854	658,075
		21,174,503
Trading Companies & Distributors - 1.2%
Air Lease Cl. A [2]	126,120	6,179,880
Applied Industrial Technologies	13,202	1,203,626
Boise Cascade	26,964	1,613,256
DXP Enterprises [1]	11,411	344,270
EVI Industries [1,2,3]	69,873	2,010,246
GMS [1]	26,085	1,089,049
Houston Wire & Cable [1,6]	877,363	4,579,835
Lawson Products [1]	13,550	702,703
MSC Industrial Direct Cl. A	6,032	544,026
SiteOne Landscape Supply [1,2]	25,000	4,268,500
Transcat [1]	46,050	2,260,134
		24,795,525
Total		510,508,554

Information Technology – 23.8%
Communications Equipment - 0.2%
ADTRAN [2]	214,973	3,585,750
CalAmp Corporation [1]	3,116	33,808
Comtech Telecommunications	19,040	472,954
Digi International [1]	23,400	444,366
NETGEAR [1]	8,958	368,174
		4,905,052
Electronic Equipment, Instruments & Components - 7.1%
Avnet	9,503	394,470
Badger Meter	2,878	267,855
Bel Fuse Cl. B	15,364	305,590
Benchmark Electronics	19,272	595,890
Cognex Corporation [2]	206,600	17,145,734
Coherent [1]	3,092	781,936
Daktronics [1]	8,143	51,057
Dolby Laboratories Cl. A	7,470	737,438
Fabrinet [1,2,3]	172,787	15,618,217
FARO Technologies [1,2]	266,647	23,083,631
Insight Enterprises [1,2]	32,955	3,144,566
IPG Photonics [1]	51,100	10,779,034
Kimball Electronics [1]	27,827	717,937
Littelfuse [2,3]	17,400	4,601,256
Luna Innovations [1]	84,380	888,521
Methode Electronics	14,889	625,040
National Instruments [2]	311,450	13,449,968
nLIGHT [1,2]	164,700	5,336,280
OSI Systems [1]	5,872	564,299
PAR Technology [1,2]	290,239	18,984,533
PC Connection	1,077	49,962
Plexus Corporation [1]	6,196	569,041
Richardson Electronics [6]	711,475	4,532,096
Rogers Corporation [1]	33,700	6,342,677
Sanmina Corporation [1]	30,602	1,266,311
ScanSource [1]	5,991	179,430
TTM Technologies [1,2]	579,037	8,396,037
Vishay Intertechnology	32,890	791,991
Vishay Precision Group [1]	14,950	460,610
Vontier Corporation [1]	219,987	6,659,006
		147,320,413
IT Services - 3.1%
BM Technologies Cl. A [1,5]	1,776	16,680
Cardtronics [1]	8,723	338,452
Cass Information Systems	10,480	484,910
Computer Services [4]	88,535	5,179,297
Computer Task Group [1]	6,281	59,984
CSG Systems International	19,870	891,964
EVERTEC	19,129	711,981
ExlService Holdings [1]	1,297	116,938
Hackett Group (The) [2]	285,266	4,675,510
International Money Express [1]	858,434	12,885,094
MAXIMUS	5,100	454,104
Repay Holdings Cl. A [1]	517,500	12,150,900
Shift4 Payments Cl. A [1]	203,800	16,713,638
Unisys Corporation [1,2]	388,300	9,870,586
		64,550,038
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Energy Industries [2]	5,109	557,750
Ambarella [1]	4,050	406,580
Axcelis Technologies [1]	19,100	784,819
Brooks Automation [2]	243,400	19,873,610
Camtek [1]	155,050	4,635,995
Cirrus Logic [1,2,3]	289,600	24,555,184
CMC Materials [2]	71,028	12,557,040
Cohu [1]	13,880	580,739
CyberOptics Corporation [1]	17,200	446,684
Diodes [1,2]	185,284	14,793,075
Entegris [2]	53,100	5,936,580
FormFactor [1]	97,400	4,393,714
Ichor Holdings [1]	3,767	202,665
Kulicke & Soffa Industries [2]	344,777	16,931,998
Lattice Semiconductor [1]	299,500	13,483,490
MagnaChip Semiconductor [1]	35,200	876,480
MKS Instruments	286,829	53,183,833
Nova Measuring Instruments [1,2,3]	45,370	4,129,124
NVE Corporation	12,000	841,200
Onto Innovation [1,2]	12,468	819,272
Photronics [1]	211,922	2,725,317
Power Integrations	2,378	193,759
Rambus [1]	45,966	893,579
SMART Global Holdings [1]	15,697	722,376
Tower Semiconductor [1]	280,400	7,862,416
Ultra Clean Holdings [1]	11,855	688,064
		193,075,343
Software - 3.8%
Aspen Technology [1]	14,700	2,121,651
Blackbaud [1]	28,800	2,047,104
ChannelAdvisor Corporation [1]	21,170	498,554
Descartes Systems Group (The) [1,2,3]	287,640	17,520,152
E2open Parent Holdings Cl. A [1]	100,000	996,000
Ebix	5,389	172,610
Everbridge [1]	60,000	7,270,800
j2 Global [1,2]	30,305	3,632,357
Manhattan Associates [1,2]	110,800	13,005,704
MicroStrategy Cl. A [1]	207	140,512
Progress Software	2,615	115,217
SVMK [1,2]	120,000	2,198,400
Upland Software [1,2,3]	645,500	30,461,145
Xperi Holding Corporation [2]	2,959	64,417
		80,244,623
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology [1]	307,620	6,493,858
Total		496,589,327

Materials – 11.0%
Chemicals - 6.5%
Atotech [1]	137,349	2,781,317
Chase Corporation [2,3]	79,059	9,201,677
Element Solutions [2]	808,512	14,787,684
FutureFuel Corporation	586,768	8,525,739
Hawkins [2]	156,748	5,254,193
Huntsman Corporation	517,300	14,913,759
Innospec [2]	108,869	11,179,758
Minerals Technologies [2]	212,554	16,009,567
Mosaic Company (The)	603,000	19,060,830
NewMarket Corporation	8,000	3,041,280
Quaker Chemical	115,009	28,035,744
Stepan Company	2,205	280,278
Tredegar Corporation	31,388	471,134
Trinseo	23,363	1,487,522
		135,030,482
Construction Materials - 0.2%
Imerys	90,000	4,382,146
U.S. Concrete [1]	7,682	563,244
		4,945,390
Containers & Packaging - 0.1%
Graphic Packaging Holding Company	24,544	445,719
Myers Industries	22,914	452,781
Silgan Holdings	11,148	468,550
UFP Technologies [1]	6,660	331,801
		1,698,851
Metals & Mining - 3.7%
Alamos Gold Cl. A	2,195,500	17,155,892
Ferroglobe (Warranty Insurance Trust) [1,5]	49,300	0
Gold Fields ADR	370,000	3,511,300
Haynes International [2]	113,900	3,379,413
Hecla Mining	321,300	1,828,197
IAMGOLD Corporation [1]	600,000	1,788,000
Kaiser Aluminum	833	92,047
Lundin Mining	640,000	6,584,865
MAG Silver [1]	198,900	2,985,489
Major Drilling Group International [1]	2,217,291	11,909,536
Materion Corporation	3,075	203,688
Pan American Silver	140,027	4,205,011
Pretium Resources [1]	101,000	1,048,015
Reliance Steel & Aluminum [2]	56,200	8,558,698
Royal Gold [2]	16,600	1,786,492
SunCoke Energy	128,919	903,722
VanEck Vectors Junior Gold Miners ETF	155,500	6,999,055
Warrior Met Coal	40,495	693,679
Worthington Industries [2]	64,300	4,313,887
		77,946,986
Paper & Forest Products - 0.5%
Clearwater Paper [1]	8,132	305,926
Glatfelter	25,094	430,362
Mercer International	49,690	715,039
Neenah	8,143	418,388
Schweitzer-Mauduit International	31,795	1,557,001
Stella-Jones	153,286	6,218,286
		9,645,002
Total		229,266,711

Real Estate – 3.4%
Equity Real Estate Investment Trusts (REITs) - 0.0%
New York REIT [1,5]	15,000	180,300
Real Estate Management & Development - 3.4%
Colliers International Group	69,900	6,866,976
FirstService	125,905	18,657,862
FRP Holdings [1,2]	76,558	3,768,185
Jones Lang LaSalle [1]	23,778	4,257,213
Kennedy-Wilson Holdings [2]	599,504	12,115,976
Marcus & Millichap [1,2]	253,564	8,545,107
RMR Group (The) Cl. A [2]	80,100	3,268,881
St. Joe Company (The) [2]	78,800	3,380,520
Tejon Ranch [1,2]	557,136	9,326,456
		70,187,176
Total		70,367,476

Utilities – 0.0%
Water Utilities - 0.0%
American States Water	12,642	955,988
Total		955,988

TOTAL COMMON STOCKS
(Cost $1,384,644,596)		2,117,787,604

WARRANTS – 0.1%

Health Care – 0.1%
Health Care Providers & Services - 0.1%
Hims & Hers Health (Warrants) [1]	266,666	1,173,330
Total		1,173,330

TOTAL WARRANTS
(Cost $645,854)		1,173,330

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation, 0.00% dated 3/31/21, due 4/1/21, maturity value $30,122,852 (collateralized by obligations of various U.S. Government Agencies, 1.875% due 8/31/24, valued at $30,725,322) (Cost $30,122,852)		30,122,852

TOTAL INVESTMENTS – 102.9%
(Cost $1,415,413,302)		2,149,083,786

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.9)%		(59,932,965)

NET ASSETS – 100.0%		$2,089,150,821

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at March 31, 2021. Total market value of pledged securities at March 31, 2021, was $204,859,126.

[3]	At March 31, 2021, a portion of these securities were rehypothecated in connection with the Fund's revolving credit agreement in the aggregate amount of $58,721,538.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

[5]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	At March 31, 2021, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,416,319,935. At March 31, 2021, net unrealized appreciation for all securities was $732,763,851, consisting of aggregate gross unrealized appreciation of $796,068,250 and aggregate gross unrealized depreciation of $63,304,399. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,105,174,210	$11,673,414	$939,980	$2,117,787,604
Warrants	1,173,330	–	–	1,173,330
Repurchase Agreement	–	30,122,852	–	30,122,852

Level 3 Reconciliation:

	Balance as of 12/31/20	Purchases	Corporate Actions	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/21
Common Stocks	$926,000	$22,200	$2,700	$–	$(5,520)	$939,980
Warrants	5,000	–	0	–	(5,000)	–

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2021 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of March 31, 2021, the Fund has outstanding borrowings of $70,000,000. During the three months ended March 31, 2021, the Fund borrowed an average daily balance of $70,000,000. As of March 31, 2021, the aggregate value of rehypothecated securities was $58,721,538.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2021:

Affiliated Company	Shares 12/31/20	Market Value 12/31/20	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/21	Market Value 3/31/21
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Houston Wire & Cable [1,2]	877,363	$2,447,843	$–	$–	$–	$2,131,992	$–	877,363	$4,579,835
		2,447,843			–	2,131,992	–		4,579,835
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Richardson Electronics [1]	711,475	3,351,047	–	–	–	1,181,049	42,689	711,475	4,532,096
		3,351,047			–	1,181,049	42,689		4,532,096
		$5,798,890			$–	$3,313,041	$42,689		$9,111,931

[1]	At March 31, 2021, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[2]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).